Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Prior period adjustments USD ($)	Dec. 31, 2014 Prior period adjustments CNY
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed expected tax expense (benefit)	$ (25.00)		$ (25.00)		$ (25.00)
PRC tax rate differential, preferential rate	4.48%	4.48%	6.85%	6.85%	6.35%	6.35%
Tax rate differential for non-PRC entities	7.19	7.19	2.84	2.84	3.21	3.21
Tax rate change	0.00%	0.00%	0.64%	0.64%	3.68%	3.68%
Tax holiday	(0.08%)	(0.08%)	(0.79%)	(0.79%)	0.00%	0.00%
Research and development tax credit	(2.03%)	(2.03%)	(1.04%)	(1.04%)	(1.11%)	(1.11%)
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.17%	0.17%	0.08%	0.08%	0.22%	0.22%
Share based compensation	0.67%	0.67%	0.20%	0.20%	0.26%	0.26%
Entertainment expenses	0.10%	0.10%	0.10%	0.10%	0.06%	0.06%
Change in valuation allowance	15.88%	15.88%	17.44%	17.44%	5.73%	5.73%
Dividend withholding tax	(0.04%)	(0.04%)	0.10%	0.10%	0.28%	0.28%
Others	5.50%	5.50%	0.12%	0.12%	0.27%	0.27%
Actual income tax expense /(benefit)	6.84%	6.84%	1.54%	1.54%	(6.05%)	(6.05%)
Increase in net loss and basic and diluted loss per share without tax holiday
Increase in net loss	169,000	1,055,000		15,030,000		0
Basic and diluted loss per share (in CNY per share)	$ 0.002	0.01		0.10		0.00
Income tax recoverable	7,959,000	49,384,000		25,140,000
Cumulative adjustments to tax payable							$ 5,537,000	34,352,000